Fair Value Measurements - Additional Information (Detail) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Marketable securities held in trust account	$ 15,779,835	$ 51,976,918	$ 194,767,885